Artisan Mid Cap Value Fund
Artisan Mid Cap Value Fund<br/><br/>Investor: ARTQX | Advisor: APDQX | Institutional: APHQX
Investment Objective
The Fund seeks maximum long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Artisan Mid Cap Value Fund	Investor	Advisor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Exchange Fee	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artisan Mid Cap Value Fund		Investor	Advisor	Institutional
Management Fees		0.94%	0.94%	0.94%
Distribution (12b-1) Fees		none	none	none
Other Expenses	[1]	0.26%	0.11%	0.05%
Total Annual Fund Operating Expenses		1.20%	1.05%	0.99%
[1]	“Other Expenses" include "Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses incurred from the Fund’s investment in various money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.

Expense Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Artisan Mid Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor	122	381	660	1,455
Advisor	107	334	579	1,283
Institutional	101	315	547	1,213

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.15% of the average value of its portfolio.
Principal Investment Strategies
The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of medium-sized U.S. companies. The team seeks to invest in companies that are undervalued, in solid financial condition and have attractive business economics. The team believes that companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation—The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition—The team prefers companies with an acceptable level of debt and positive cash flow. At a minimum, the team seeks to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics—The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in that Index. The Fund will generally not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell Midcap® Index as of the most recent calendar year-end (between $364.6 million and $35.6 billion as of 31 December 2018).
Principal Risks
Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. The team’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Market Risks—Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.
  Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
  Value Investing Risks—Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level the team considers its intrinsic value.
  Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.
  Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Performance
This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Calendar Year by Year Total Returns (%)

Highest/Lowest Quarter Returns (%) During the time period shown in the bar chart.
Highest	20.59	(quarter ended 30 Jun 2009)
Lowest	-16.62	(quarter ended 31 Dec 2018)

Average Annual Total Returns—(For Periods Ended 31 December 2018)
The following table shows the average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended 31 December 2018. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The "Return after taxes on distributions and sale of Fund shares" for the one-year period ended 31 December 2018 is greater than the "Return before taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.

For Periods Ended 31 December 2018 (%)
Average Annual Total Returns - Artisan Mid Cap Value Fund	1-Year	5-Year	10-Year	Since Inception	Inception Date
Investor	(13.57%)	1.70%	10.80%	9.24%	Mar. 28, 2001
Investor | Return after taxes on distributions	(16.41%)	(0.80%)	9.03%	7.89%	Mar. 28, 2001
Investor | Return after taxes on distributions and sale of Fund shares	(5.69%)	1.32%	8.96%	7.78%	Mar. 28, 2001
Investor | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	(12.29%)	5.44%	13.03%	9.03%	Mar. 28, 2001
Investor | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	(9.06%)	6.26%	14.03%	8.81%	Mar. 28, 2001
Advisor	(13.43%)			1.47%	Apr. 01, 2015
Advisor | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	(12.29%)			2.87%	Apr. 01, 2015
Advisor | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	(9.06%)			3.93%	Apr. 01, 2015
Institutional	(13.38%)	1.93%		6.77%	Feb. 01, 2012
Institutional | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	(12.29%)	5.44%		10.04%	Feb. 01, 2012
Institutional | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	(9.06%)	6.26%		10.47%	Feb. 01, 2012

Updated performance information may be obtained by calling 800.344.1770. Updated performance information for Investor Shares and Advisor Shares is also available at www.artisanpartners.com.